Stock-Based Incentive Plans (Details1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Stock Option Activity
Number of Options, stock options outstanding, beginning of year	2,828,077	2,728,139	2,199,611
Number of Options, Granted	232,647	242,500	763,994
Number of Options, Exercised
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, Expired	(1,200,791)	(79,467)	(205,945)
Number of Options, stock options outstanding, end of year	1,785,157	2,828,077	2,728,139
Stock options exercisable, end of year	1,178,775	2,037,549	1,750,189
Stock options vested or expected to vest	1,725,894	2,599,466	2,584,682
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 7.94	$ 8.29	$ 9.51
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Expired	$ 8.11	$ 11.39	$ 8.27
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 7.35	$ 7.94	$ 8.29
Weighted Average Exercise Price, Stock options exercisable end of year	$ 8.66	$ 8.73	$ 9.37
Weighted Average Exercise Price, Stock options vested or expected to vest	$ 7.44	$ 7.98	$ 8.36